UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06683
Morgan Stanley Health Sciences Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2009
Date of reporting period: January 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Health Sciences Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2009

Total Return for the 6 Months ended January 31, 2009

Lipper
				S&P		Health/
				500®		Biotech-
				Health	S&P	nology
				Care	500®	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]	Index[3]
–22.12%	–22.34%	–22.34%	–21.97%	–16.97%	–33.95%	–22.21%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The credit crisis intensified during the six-month reporting period following the government takeover of Fannie Mae and Freddie Mac and the bankruptcy of Lehman Brothers in September 2008. Investor confidence plummeted and the credit markets seized as banks became reluctant to lend, sparking a downward spiral in the financial markets. At the same time, fears of an economic recession emerged, further undermining investor confidence and contributing to heightened market volatility. These fears were confirmed at year-end when it was officially declared that the U.S. economy had in fact been in recession since December, 2007. The government responded with unprecedented monetary and fiscal actions in an effort to boost the economy and stabilize the markets, but as of the end of the reporting period, these measures appeared to have had little impact.

Against this backdrop, all sectors of the U.S. equity market posted considerable declines for the six-month period. The health care sector, however, fared better than many despite headwinds including uncertainty over the health care political agenda, the FDA’s slower approval process which negatively impacted pharmaceutical and medical device companies, a decline in discretionary spending on elective procedures and prescriptions, and fewer employer health plan participants due to rising unemployment. The risk-averse environment led highly leveraged health care companies to underperform those with high cash levels and low debt. The period also saw an increase in merger and acquisition activity in the industry as companies looked for strategic opportunities to maintain and expand their market position.

Performance Analysis

All share classes of Morgan Stanley Health Sciences Trust underperformed the S&P 500® Health Care Index (“the Index”) and outperformed the S&P 500® Index, while Class A and Class I shares outperformed and Class B and Class C shares underperformed the Lipper Health/Biotechnology Funds Index for the six months ended January 31, 2009, assuming no deduction of applicable sales charges.

The largest detractor from the Fund’s performance during the period relative to the Index was its allocation to biotechnology companies, where an overweight to the subsector as well as stock selection hindered returns. An overweight allocation to life science tools and services companies was a relative detractor, although strong security selection within this segment partially offset the negative impact. Security selection and an overweight in the health care equipment and supplies segment was also disadvantageous to relative performance.

Other positions, however, were additive to relative performance during the period. In particular, an underweight in pharmaceuticals was advantageous as this segment was a large detractor to the Index return. An overweight in health care providers and services, particularly managed care, was also beneficial to relative performance. Security selection in managed care and health care technology was a positive contributor to performance versus the Index as well.

Over the course of the reporting period, we increased holdings in larger-capitalization stocks, in keeping with our efforts to position the portfolio more defensively as larger-capitalization stocks tend to outperform in highly volatile, risk-averse environments. We also increased investments in foreign stocks to better reflect the large portion of non-U.S. stocks in the global health care market and to capture attractive profit opportunities abroad. We hedged the corresponding foreign currency exposure, to minimize currency risk in the portfolio.

The Fund is managed by the Quantitative and Structured Solutions (QSS) team. The QSS equity management process blends best-in-class fundamental research with an established quantitative portfolio construction process. The investment team’s systematic approach strives to add excess return while targeting volatility and tracking error to help control risk.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 01/31/09
Johnson & Johnson	13.2%
Pfizer, Inc.	7.8
Merck & Co., Inc.	5.0
Amgen Inc.	4.8
Abbott Laboratories	4.8

Wyeth	3.9
Lilly (Eli) & Co.	3.6

Gilead Sciences, Inc.	3.2
Bristol-Myers Squibb Co.	2.7

Baxter International, Inc.	2.6

TOP FIVE INDUSTRIES as of 01/31/09
Pharmaceuticals: Major	45.1%
Medical Specialties	18.2
Biotechnology	13.9

Services to The Health Industry	6.9
Managed Health Care	5.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) of health science companies throughout the world. A company will be considered to be a health science company if it derives at least 50 percent of its earnings or revenues, or it devotes at least 50 percent of its assets, to health science activities. Health science companies include, among others:

•	hospitals, clinical test laboratories, convalescent and mental health care facilities and home care businesses;

•	pharmaceutical companies and companies involved in biotechnology, medical diagnostics, biochemicals, and nuclear research and development;

•	companies that produce and manufacture medical, dental and optical supplies and equipment;

•	companies that provide services to health care companies; and

•	HMOs and other health insurance companies.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site,

www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/30/92)		(since 07/28/97)		(since 07/28/97)
Symbol	HCRAX		HCRBX		HCRCX		HCRDX
1 Year	(18.55)%[4]		(19.09)%[4]		(19.11)%[4]		(18.38)%[4]
	(22.83	) [5]	(22.94	) [5]	(19.88	) [5]	—

5 Years	0.85	[4]	0.11	[4]	0.14	[4]	1.11	[4]
	(0.23	) [5]	(0.10	) [5]	0.14	[5]	—

10 Years	6.07	[4]	5.41	[4]	5.27	[4]	6.31	[4]
	5.50	[5]	5.41	[5]	5.27	[5]	—

Since Inception	7.27	[4]	8.27	[4]	6.48	[4]	7.51	[4]
	6.77	[5]	8.27	[5]	6.48	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Standard & Poor’s (S&P) 500® Health Care Index is a market capitalization weighted index consisting of health care companies in the S&P 500® Index and is designed to measure the performance of the health care sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Health/Biotechnology Funds classification as of the date of this report.

(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/08 – 01/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			08/01/08 –
	08/01/08	01/31/09	01/31/09
Class A
Actual (–22.12% return)	$1,000.00	$778.80	$7.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.29	$7.98
Class B
Actual (–22.34% return)	$1,000.00	$776.60	$10.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.51	$11.77
Class C
Actual (–22.34% return)	$1,000.00	$776.60	$10.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.51	$11.77
Class I
Actual (–21.97% return)	$1,000.00	$780.30	$5.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.72

@	Expenses are equal to the Fund’s annualized expense ratios of 1.57%, 2.32%, 2.32% and 1.32% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Health Sciences Trust
Portfolio of Investment - January 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.4%)
	Biotechnology (13.9%)
5,547	Alkermes, Inc. (a)	$63,624
149,076	Amgen Inc. (a)	8,176,819
33,828	Biogen Idec Inc. (a)	1,645,732
81,828	Celgene Corp. (a)	4,332,793
5,136	Cephalon, Inc. (b)(a)	396,396
15,808	Genzyme Corp. (a)	1,089,487
107,290	Gilead Sciences, Inc. (a)	5,447,113
11,199	Life Technologies Corp (a)	285,127
4,792	Millipore Corp. (b)(a)	264,327
47,300	OSI Pharmaceuticals Inc. (a)	1,683,880
20,059	PDL BioPharrma Inc. (a)	128,779
4,204	Xenoport, Inc. (a)	109,806

		23,623,883

	Hospital/Nursing Management (1.0%)
3,791	Tenet Healthcare Corp. (a)	4,056
45,354	Universal Health Services, Inc. (Class B)	1,716,649

		1,720,705

	Life/Health Insurance (0.0%)
3,780	Universal American Financial Corp. (a)	37,309

	Managed Health Care (5.6%)
52,272	Aetna, Inc.	1,620,432
9,549	AMERIGROUP Corp. (a)	267,086
3,803	Centene Corp. (a)	67,427
11,325	CIGNA Corp.	196,602
4,331	Coventry Health Care, Inc. (a)	65,528
6,989	HealthSpring Inc.	121,748
12,688	Humana, Inc. (a)	481,256
625	Magellan Health Services, Inc. (a)	22,638
142,871	UnitedHealth Group Inc.	4,047,535
61,568	WellPoint Inc. (a)	2,551,994

		9,442,246

	Medical Distributors (2.6%)
10,182	AmerisourceBergen Corp.	369,810
83,699	Cardinal Health, Inc.	3,151,267
2,115	Emergency Medical Services Corp. (a)	70,895
14,444	McKesson Corp.	638,425
4,163	Patterson Companies, Inc. (b)(a)	76,558

		4,306,955

	Medical Specialties (18.2%)
19,800	Alcon, Inc. (Switzerland)	1,695,672
1,178	Amag Pharmaceuticals, Inc. (b)(a)	41,525
2,523	Bard (C.R.), Inc.	215,893
74,139	Baxter International, Inc.	4,348,252
29,999	Becton, Dickinson & Co.	2,180,027
154,011	Boston Scientific Corp. (a)	1,366,078
99,311	Covidien Ltd. (Bermuda) (b)	3,807,584
8,166	DENTSPLY International, Inc. (b)	219,747
142,000	Hologic, Inc. (a)	1,674,180
9,703	Hospira, Inc. (a)	241,605
862	Immucor, Inc. (a)	23,886
1,615	Intuitive Surgical, Inc. (b)(a)	166,716
65,250	Medtronic, Inc.	2,185,223
10,836	PerkinElmer, Inc.	136,750
37,050	St. Jude Medical, Inc. (a)	1,347,509
77,132	Stryker Corp.	3,258,056
94,321	Thermo Fisher Scientific, Inc. (a)	3,388,954
55,643	Varian Medical Systems, Inc. (a)	2,066,025
51,389	Waters Corp. (a)	1,858,740
14,954	Zimmer Holdings, Inc. (a)	544,326

		30,766,748

	Medical/Nursing Services (1.2%)
5,770	DaVita, Inc. (a)	271,190
36,932	Fresenius Medical Care AG & Co. KGaA (Germany) (c)	1,657,286
618	MEDNAX, Inc. (a)	20,746

		1,949,222

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Portfolio of Investment - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Pharmaceuticals: Generic Drugs (0.2%)
14,375	Mylan Laboratories, Inc. (b)(a)	$162,869
8,942	Watson Pharmaceuticals, Inc. (a)	243,938

		406,807

	Pharmaceuticals: Major (45.1%)
145,212	Abbott Laboratories	8,050,553
7,949	AstraZeneca PLC (United Kingdom) (c)	308,054
218,478	Bristol-Myers Squibb Co.	4,677,614
387,748	Johnson & Johnson	22,369,182
163,310	Lilly (Eli) & Co.	6,013,074
295,053	Merck & Co., Inc.	8,423,763
32,778	Novo Nordisk A/S (B Shares) (Denmark) (c)	1,749,039
909,587	Pfizer, Inc.	13,261,778
180,233	Schering-Plough Corp.	3,164,891
4,100	Takeda Pharmaceutical Co., Ltd. (Japan) (c)	191,557
116,372	Warner Chilcott Ltd. – Class A (Bermuda) (a)	1,600,115
154,582	Wyeth	6,642,389

		76,452,009

	Pharmaceuticals: Other (4.7%)
34,766	Allergan, Inc.	1,325,280
4,700	Astellas Pharma Inc. (Japan) (c)	177,234
19,036	Biovail Corporation (Canada)	208,484
13,532	Endo Pharmaceuticals Holdings, Inc. (b)(a)	304,064
34,017	Forest Laboratories, Inc. (a)	851,786
205,123	King Pharmaceuticals, Inc. (a)	1,792,775
1,388	Medicis Pharmaceutical Corp. (Class A) (b)	19,335
56,032	Perrigo Co. (b)	1,644,539
40,351	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	1,672,549

		7,996,046

	Services to the Health Industry (6.9%)
47,700	Covance, Inc. (a)	1,841,220
57,207	Express Scripts, Inc. (a)	3,075,448
5,954	IMS Health Inc.	86,452
34,653	Laboratory Corp. of America Holdings (b)(a)	2,051,458
55,171	Medco Health Solutions Inc. (a)	2,478,833
71,100	Pharmaceutical Product Development, Inc.	1,698,579
9,735	Quest Diagnostics Inc.	480,422

		11,712,412

	Total Common Stocks (Cost $160,116,361)	168,414,342

	Short-Term Investments (3.0%)
	Securities held as Collateral on Loaned Securities (2.2%)
	Repurchase Agreements (0.6%)
530	Banc of America Securities LLC (0.28% dated 01/30/09, due 02/02/09; proceeds $529,680) fully collateralized by Federal Home Loan Mortgage Corp., 5.00%, due 09/01/38; valued at $541,584	529,672
265	Barclays Capital LLC (0.71% dated 01/30/09, due 02/02/09; proceeds $264,864) fully collateralized by convertible preferred stock at this Portfolio of Investments as follows: General Motors Corp., valued at $278,792	264,854

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Portfolio of Investment - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
265	Salomon Brothers (0.71% dated 01/30/09, due 02/02/09; proceeds $264,864) fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Pepsiamericas Inc., National Fuel Gas Co NJ, HIS Inc., Hologic Inc., Energen Corp, Qualcomm Inc. valued at $278,829	$264,854

	Total Repurchase Agreements (Cost $1,059,380)	1,059,380

NUMBER OF
SHARES (000)

	Investment Company (d) (1.6%)
2,684	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $2,684,134)	2,684,134

	Total Securities held as Collateral on Loaned Securities (Cost $3,743,514)	3,743,514

	Investment Company (d) (0.8%)
1,343	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $1,343,435)	1,343,435

	Total Short-Term Investments (Cost $5,086,949)	5,086,949

Total Investments (Cost $165,203,231) (e)	102.4%	173,501,291
Liabilities in Excess of Other Assets	(2.4)	(4,126,212)

Net Assets	100.0%	$169,375,079

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of January 31, 2009.
(c)	Securities with total market value equal to $4,083,170 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurement if observable inputs are available. See note 9.
(d)	See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,871,019 and the aggregate gross unrealized depreciation is $7,572,959, resulting in net unrealized appreciation of $8,298,060.

Forward Foreign Currency Contracts Open at January 31, 2009:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
CAD	253,560		$207,785	2/17/2009	$1,048
CHF	2,623,165		$2,337,354	2/12/2009	75,397
	$2,276,741	CHF	2,623,165	2/12/2009	(14,785)
DKK	9,620,343		$1,695,161	2/12/2009	43,921
EUR	5,430,965		$7,167,331	2/12/2009	214,984
	$5,458,397	EUR	4,153,118	2/12/2009	(141,862)
GBP	221,164		$303,172	2/17/2009	(17,244)
JPY	33,006,000		$369,587	2/17/2009	2,071

		Net Unrealized Appreciation			$163,530

Currency Abbreviations:

CAD	Canadian Dollar.
CHF	Swiss France.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Summary of Investments by Industry Classification - January 31, 2009 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Pharmaceuticals: Major	$76,452,009		45.1%
Medical Specialties	30,766,748		18.1
Biotechnology	23,623,883		13.9
Services To The Health Industry	11,712,412		6.9
Managed Health Care	9,442,246		5.6
Pharmaceuticals: Other	7,996,046		4.7
Medical Distributors	4,306,955		2.6
Medical/Nursing Services	1,949,222		1.1
Hospital/Nursing Management	1,720,705		1.0
Short-Term Investment	1,343,435		0.8
Pharmaceuticals: Generic Drugs	406,807		0.2
Life/Health Insurance	37,309		0.0

	$169,757,777	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities and open forward foreign currency contracts with net unrealized appreciation of $163,530.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements

Statement of Assets and Liabilities
January 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $161,175,662) (including $3,610,303, for securities loaned)	$169,473,722
Investment in affiliate, at value (cost $4,027,569)	4,027,569
Unrealized appreciation on open forward foreign currency contracts	320,176
Receivable for:
Investments sold	4,556,216
Dividends	131,484
Foreign withholding taxes reclaimed	62,208
Shares of beneficial interest sold	9,677
Prepaid expenses and other assets	8,986

Total Assets	178,590,038

Liabilities:
Collateral on securities loaned at value	3,743,513
Unrealized depreciation on open forward foreign currency contracts	156,646
Payable for:
Investments purchased	1,654,103
Shares of beneficial interest redeemed	430,456
Investment advisory fee	133,623
Distribution fee	72,792
Transfer agent fee	38,603
Administration fee	11,633
Payable to bank	2,894,459
Accrued expenses and other payables	79,131

Total Liabilities	9,214,959

Net Assets	$169,375,079

Composition of Net Assets:
Paid-in-capital	$167,970,507
Net unrealized appreciation	8,394,490
Accumulated net investment loss	(743,869)
Accumulated net realized loss	(6,246,049)

Net Assets	$169,375,079

Class A Shares:
Net Assets	$113,232,993
Shares Outstanding (unlimited authorized, $.01 par value)	10,225,418
Net Asset Value Per Share	$11.07

Maximum Offering Price Per Share (net asset value plus 5.54% of net asset value)	$11.68

Class B Shares:
Net Assets	$47,356,509
Shares Outstanding (unlimited authorized, $.01 par value)	5,040,212
Net Asset Value Per Share	$9.40

Class C Shares:
Net Assets	$8,468,955
Shares Outstanding (unlimited authorized, $.01 par value)	898,612
Net Asset Value Per Share	$9.42

Class I Shares:
Net Assets	$316,622
Shares Outstanding (unlimited authorized, $.01 par value)	27,300
Net Asset Value Per Share	$11.60

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2009 (unaudited)

Net Investment Loss:
Income
Dividends (net of $5,653 foreign withholding tax)	$967,068
Income from securities loaned – net	133,680
Dividends from affiliate	35,414

Total Income	1,136,162

Expenses
Investment advisory fee	912,640
Distribution fee (Class A shares)	157,548
Distribution fee (Class B shares)	307,767
Distribution fee (Class C shares)	49,425
Transfer agent fees and expenses	209,312
Administration fee	79,360
Professional fees	39,550
Shareholder reports and notices	28,991
Registration fees	15,435
Custodian fees	6,496
Trustees’ fees and expenses	4,967
Other	13,940

Total Expenses	1,825,431
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,728)

Net Expenses	1,823,703

Net Investment Loss	(687,541)

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(6,085,644)
Foreign exchange transactions	155,763

Net Realized Loss	(5,929,881)

Change in Unrealized Appreciation/Depreciation on:
Investments	(45,796,998)
Translation of other assets and liabilities denominated in foreign currencies	96,430

Net Change in Unrealized Appreciation/Depreciation	(45,700,568)

Net Loss	(51,630,449)

Net Decrease	$(52,317,990)

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JANUARY 31, 2009	JULY 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(687,541)	$(1,884,812)
Net realized gain (loss)	(5,929,881)	26,817,254
Net Change in Unrealized Appreciation/Depreciation	(45,700,568)	(4,995,864)

Net Increase (Decrease)	(52,317,990)	19,936,578

Distributions to Shareholders from Net Realized Gain:
Class A shares	(4,422,202)	(30,863,479)
Class B shares	(2,358,732)	(24,468,430)
Class C shares	(397,119)	(3,012,508)
Class I shares	(13,232)	(1,073,721)

Total Distributions	(7,191,285)	(59,418,138)

Net increase (decrease) from transactions in shares of beneficial interest	(11,382,352)	1,459,873

Net Decrease	(70,891,627)	(38,021,687)
Net Assets:
Beginning of period	240,266,706	278,288,393

End of Period (Including accumulated net investment losses of $743,869 and $56,328, respectively)	$169,375,079	$240,266,706

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Health Sciences Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

During the six months ended January 31, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at January 31, 2009 were $3,610,303 and $3,743,514, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended July 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

2. Investment Advisory/Administration and Sub-Advisory Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.92% to the portion of the daily net assets not exceeding $500 million; 0.87% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.845% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Portfolios’ investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation in the amount of $133,827 for the six months ended January 31, 2009.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,353,327 at January 31, 2009.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $402, $28,207 and $674, respectively and received $21,418 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2009, Advisory fees paid were reduced by $1,728 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $35,414 for the six months ended January 31, 2009. During the six months ended January 31, 2009, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $18,326,799 and $25,129,682, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2009, aggregated $194,237,733 and $206,251,340, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2009, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,370. At January 31, 2009, the Fund had an accrued pension liability of $53,203 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JANUARY 31, 2009		JULY 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT

CLASS A SHARES
Sold	994,894	$12,376,723	828,493	$12,123,891
Conversion from Class B	58,173	714,796	359,628	5,734,645
Reinvestment of distributions	416,863	4,343,718	1,905,095	28,443,072
Redeemed	(1,210,114)	(14,887,776)	(1,715,580)	(26,549,013)

Net increase – Class A	259,,816	2,547,461	1,377,636	19,752,595

CLASS B SHARES
Sold	161,611	1,857,571	133,531	1,816,263
Conversion from Class A	(68,063)	(714,796)	(412,213)	(5,734,645)
Reinvestment of distributions	259,797	2,299,204	1,749,205	22,512,269
Redeemed	(1,617,699)	(17,047,232)	(2,421,629)	(31,857,663)

Net decrease – Class B	(1,264,354)	(13,605,253)	(951,106)	(13,263,776)

CLASS C SHARES
Sold	52,864	605,631	61,212	827,588
Reinvestment of distributions	43,021	382,028	221,299	2,856,964
Redeemed	(124,865)	(1,273,395)	(218,855)	(2,971,843)

Net increase (decrease) – Class C	(28,980)	(285,736)	63,656	712,709

CLASS I SHARES
Sold	—	—	11,421	179,196
Reinvestment of distributions	1,217	13,278	14,428	224,797
Redeemed	(4,218)	(52,102)	(381,823)	(6,145,648)

Net decrease – Class I	(3,001)	(38,824)	(355,974)	(5,741,655)

Net increase (decrease) in Fund	(1,036,519)	$(11,382,352)	134,212	$1,459,873

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2009, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.
8. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2009 (unaudited) continued

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in Securities	$173,501,291	$168,358,741	$5,142,550	—
Other Financial Instruments*	163,530	—	163,530	—

Total	$173,664,821	$168,358,741	$5,306,080	$0

*	Other financial instruments include forward contracts.

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Health Sciences Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.83			$17.14		$17.36		$18.79	$17.88	$17.37

Income (loss) from investment operations:
Net investment loss(1)	(0.03)			(0.06)		(0.09)		(0.08)	(0.16)	(0.17)
Net realized and unrealized gain (loss)	(3.28)			1.48		1.88		0.93	2.79	0.68

Total income (loss) from investment operations	(3.31)			1.42		1.79		0.85	2.63	0.51

Less distributions from net realized gain (loss)	(0.45)			(3.73)		(2.01)		(2.28)	(1.72)	—

Net asset value, end of period	$11.07			$14.83		$17.14		$17.36	$18.79	$17.88

Total Return(2)	(22.12)		%(5)	8.14%		10.81%		4.44%	15.02%	2.94%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.57%(4	)(6)		1.50%(4)		1.54%(4)		1.53%	1.52%	1.47%
Net investment loss	(0.42)		%(4)(6)	(0.41)	%(4)	(0.51)	%(4)	(0.48)%	(0.87)%	(0.89)%
Supplemental Data:
Net assets, end of period, in thousands	$113,233			$147,765		$147,232		$165,347	$190,612	$15,346
Portfolio turnover rate	99%(5)			47%		62%		58%	72%	63%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.72			$15.29		$15.80		$17.42	$16.81	$16.45

Income (loss) from investment operations:
Net investment loss(1)	(0.06)			(0.16)		(0.20)		(0.20)	(0.27)	(0.29)
Net realized and unrealized gain (loss)	(2.81)			1.32		1.70		0.86	2.60	0.65

Total income (loss) from investment operations	(2.87)			1.16		1.50		0.66	2.33	0.36

Less distributions from net realized gain	(0.45)			(3.73)		(2.01)		(2.28)	(1.72)	—

Net asset value, end of period	$ 9.40			$12.72		$15.29		$15.80	$17.42	$16.81

Total Return(2)	(22.34)		%(5)	7.30%		9.98%		3.70%	14.08%	2.19%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.32%(4	)(6)		2.25%(4)		2.29%(4)		2.28%	2.27%	2.23%
Net investment loss	(1.17)		%(4)(6)	(1.16)	%(4)	(1.26)	%(4)	(1.23)%	(1.62)%	(1.65)%
Supplemental Data:
Net assets, end of period, in thousands	$47,357			$80,199		$110,970		$156,656	$219,875	$454,327
Portfolio turnover rate	99%(5)			47%		62%		58%	72%	63%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.76			$15.33		$15.83		$17.45	$16.82	$16.46

Income (loss) from investment operations:
Net investment loss(1)	(0.06)			(0.16)		(0.20)		(0.20)	(0.26)	(0.28)
Net realized and unrealized gain (loss)	(2.83)			1.32		1.71		0.86	2.61	0.64

Total income (loss) from investment operations	(2.89)			1.16		1.51		0.66	2.35	0.36

Less distributions from net realized gain	(0.45)			(3.73)		(2.01)		(2.28)	(1.72)	—

Net asset value, end of period	$9.42			$12.76		$15.33		$15.83	$17.45	$16.82

Total Return(2)	(22.34)		%(5)	7.29%		10.03%		3.70%	14.20%	2.19%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.32%(4	)(6)		2.25%(4)		2.29%(4)		2.25%	2.22%	2.19%
Net investment loss	(1.17)		%(4)(6)	(1.16)	%(4)	(1.26)	%(4)	(1.20)%	(1.57)%	(1.61)%
Supplemental Data:
Net assets, end of period, in thousands.	$8,469			$11,834		$13,242		$16,010	$20,891	$24,117
Portfolio turnover rate	99%(5)			47%		62%		58%	72%	63%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.48			$17.72		$17.83		$19.20	$18.19	$17.63

Income (loss) from investment operations:
Net investment loss(1)	(0.01)			(0.03)		(0.04)		(0.04)	(0.11)	(0.12)
Net realized and unrealized gain (loss)	(3.42)			1.52		1.94		0.95	2.84	0.68

Total income (loss) from investment operations	(3.43)			1.49		1.90		0.91	2.73	0.56

Less distributions from net realized gain	(0.45)			(3.73)		(2.01)		(2.28)	(1.72)	—

Net asset value, end of period	$11.60			$15.48		$17.72		$17.83	$19.20	$18.19

Total Return(2)	(21.97)		%(5)	8.28%		11.16%		4.73%	15.28%	3.18%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.32%(4	)(6)		1.25%(4)		1.29%(4)		1.28%	1.27%	1.23%
Net investment loss	(0.17)		%(4)(6)	(0.16)	%(4)	(0.26)	%(4)	(0.23)%	(0.62)%	(0.65)%
Supplemental Data:
Net assets, end of period, in thousands	$317			$469		$6,844		$8,120	$9,255	$13,804
Portfolio turnover rate	99%(5)			47%		62%		58%	72%	63%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Health Sciences Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This Page Intentionally Left Blank)

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London E14 4QA England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Health Sciences Trust

Semiannual
Report
January 31, 2009

HCRSAN
IU09-01217P-Y01/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Health Sciences Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

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